Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Summary of loss before provision for income taxes

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
U.S	(13,591,329)	—
Canada	(164,668)	(9,029)
Unrealized foreign exchange translation adjustment	470,876	(195)
Loss before provision for income taxes	(13,285,121)	(9,224)

Summary of provision for income taxes

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Current income tax provision:
Federal	10,000	—
State	4,114	—
Canada	73,768	—
Total current income tax expense (benefit)	87,882	—
Deferred income tax:
Federal	(2,796,615)	—
State	(565,482)	—
Canada	(52,794)	(2,494)
Valuation allowance	3,414,891	2,494
Total deferred income tax (benefit)	—	—
Total provision for income tax (benefit)	87,882	—

Summary of reconciliation of the United States federal statutory income tax rate to the Company's effective income tax rate

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Provision for income taxes at the Company’s statutory tax rate of 21%	(2,789,875)	(1,937)
State income taxes	(561,368)	—
Income tax rate differential	(123,695)	(609)
Change in valuation allowance	3,412,397	2,494
Other	150,423	52
Provision for income taxes at the Company’s effective income tax rate . . .	87,882	—

Summary of net deferred tax assets

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Net operating loss carryforwards	1,910,665	580
License agreements	967,268	—
Share based compensation	422,280	—
Other	114,678	1,914
Total deferred tax assets	3,414,891	2,494
Valuation allowance	(3,414,891)	(2,494)
Net deferred tax assets	—	—

Summary of increase in valuation allowance during the years

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Valuation allowance, beginning of year and period	2,494	—
Increases recorded to income tax provision – US	3,362,097	—
Increases recorded to income tax provision – Canada	50,300	2,494
Valuation allowance, end of year and period	3,414,891	2,494